Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

February 20, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A of DWS Variable Series II (the “Trust”) (Reg. Nos. 33-11802, 811-05002)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today through the EDGAR system Post-Effective Amendment No. 92 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2014. No fees are required in connection with this filing.

The Amendment contains disclosure reflecting prospective changes to DWS Small Mid Cap Value VIP’s principal investment strategy.  In addition, the disclosure reflects the termination of Dreman Value Management, L.L.C. as a subadvisor.

  The Amendment has been electronically coded to show changes from the Trust’s Prospectuses filed with the Commission on April 24, 2013 in Post-Effective Amendment No. 86 for the Trust except for the Prospectuses for DWS Alternative Asset Allocation VIP and DWS Global Equity VIP and the Trust’s Statement of Additional Information which are electronically coded to show changes from documents filed with the Commission on July 11, 2013 in Post-Effective Amendment No. 89 for the Trust.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.

Very truly yours,

                     /s/Caroline Pearson

Caroline Pearson
Managing Director
Deutsche Investment Management Americas Inc.

cc:           Michael J. Murphy, Esq., Vedder Price LLC